                                UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2012
                                               -----------------

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings
                                        entries.

Institutional Investment Manager Filing this Report:

Name:      Bonness Enterprises, Inc.
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Address:   3148 Dumbarton Street, N.W.
         --------------------------------------------------
           Washington, D.C.   20007
         --------------------------------------------------

         --------------------------------------------------

Form 13F File Number:    028-05225
                         ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lorraine Gallard
         --------------------------------------------------

Title:     President
         --------------------------------------------------

Phone:     202 337-2070
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Signature, Place, and Date of Signing:

/s/  Lorraine Gallard          Washington, D.C.              July 10, 2012
---------------------     -------------------------         ---------------
     [Signature]                [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number             Name

      28-
         -------------                 -------------------------------
      [Repeat as necessary.]


                            Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           None
                                           ------------

Form 13F Information Table Entry Total:      68
                                           ------------

Form 13F Information Table Value Total:      $87,062
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                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                 FORM 13F INFORMATION TABLE

                                TITLE OF            VALUE    SHARES/  SH/  PUT/  INVSTMT   OTHER      VOTING AUTHORITY
        NAME OF ISSUER          CLASS      CUSIP   (x$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS   SOLE    SHARED NONE
------------------------------  -------- --------- --------  -------  ---  ----  -------  -------- --------- ------ ----

Abbott Laboratories               COM    002824100   2173    33700     SH         SOLE             32800              900
                                                      535     8300     SH         OTHER                              8300
Applied Materials Inc.            COM    038222105    469    41000     SH         SOLE             41000
BP Amoco PLC                      COM    055622104     81     2000     SH         SOLE              2000
                                                      152     3760     SH         OTHER                              3760
Bristol Myers Co.                 COM    110122108   2920    81220     SH         SOLE             78220             3000
Chevron Corp.                     COM    166764100    269     2550     SH         SOLE              2550
                                                      116     1100     SH         OTHER                              1100
Cisco Systems                     COM    17275R102   1837   107000     SH         SOLE            103100             3900
Coca Cola Co.                     COM    191216100   2494    31900     SH         SOLE             30400             1500
                                                       31      400     SH         OTHER                               400
E. I. duPont de Nemours & Co.     COM    263534109   4186    82770     SH         SOLE             80670             2100
EMC Corp.                         COM    268648102   1566    61100     SH         SOLE             57100             4000
                                                       38     1500     SH         OTHER                              1500
Embraer-Empresa Brasileira        COM    29081M102    318    12000     SH         SOLE             12000
Emerson Electric Co.              COM    291011104   2646    56800     SH         SOLE             54800             2000
                                                       37      800     SH         OTHER                               800
Exxon Mobil                       COM    30231G102   1237    14452     SH         SOLE             14452
                                                     1173    13704     SH         OTHER                             13704
General Electric Co.              COM    369604103   3783   181511     SH         SOLE            178011             3500
                                                      414    19878     SH         OTHER                             19878
GlaxoSmithKline                   COM    37733W105   1080    23700     SH         SOLE             23700
Hewlett Packard                   COM    428236103   1365    67900     SH         SOLE             64900             3000
IBM                               COM    459200101   2953    15100     SH         SOLE             14100             1000
                                                      208     1064     SH         OTHER                              1064
Intel Corp.                       COM    458140100   2660    99810     SH         SOLE             94810             5000
                                                       79     2950     SH         OTHER                              2950
Johnson & Johnson                 COM    478160104   3858    57100     SH         SOLE             53900             3200
                                                       23      338     SH         OTHER                               338
KLA Tencor Corp.                  COM    482480100   2064    41900     SH         SOLE             40400             1500
Koninklijke Philips Elec          COM    500472303    868    44121     SH         SOLE             43121             1000
                                                       17      842     SH         OTHER                               842
Marsh & McLennan Companies Inc    COM    571748102   1122    34800     SH         SOLE             33300             1500
Masco Corp.                       COM    574599106    899    64800     SH         SOLE             64800
Merck & Co., Inc.                 COM    58933Y105   2300    55100     SH         SOLE             52600             2500
                                                      125     3000     SH         OTHER                              3000
Microsoft Corp.                   COM    594918104   1719    56200     SH         SOLE             54200             2000
                                                       98     3200     SH         OTHER                              3200
Molson Coors Brewery              COM    60871R209   1265    30400     SH         SOLE             29400             1000
                                                       62     1500     SH         OTHER                              1500
Nokia Corp. ADR                   COM    654902204    309   149100     SH         SOLE            146100             3000
Northern Trust Corporation        COM    665859104    907    19700     SH         SOLE             19700
Nucor Corp.                       COM    670346105   1599    42200     SH         SOLE             40200             2000
                                                       63     1650     SH         OTHER                              1650
PepsiCo Inc.                      COM    713448108    283     4000     SH         SOLE              4000
Pfizer, Inc.                      COM    717081103   1971    85698     SH         SOLE             83198             2500
                                                      136     5910     SH         OTHER                              5910
Plum Creek Timber                 COM    729251108   2096    52800     SH         SOLE             50800             2000
Procter & Gamble Company          COM    742718109   1047    17100     SH         SOLE             17100
                                                       24      400     SH         OTHER                               400
Progressive Corp.-Ohio            COM    743315103   1189    57072     SH         SOLE             57072
                                                    12203   585836     SH         OTHER           585836
Royal Dutch Shell                 COM    780259206    951    14100     SH         SOLE             14100
Stryker Corp.                     COM    863667101   5336    96844     SH         SOLE             93144             3700
                                                      496     9000     SH         OTHER                              9000
Symantec Corp.                    COM    871503108    628    43000     SH         SOLE             43000
Unilever PLC                      COM    904767704   2829    83880     SH         SOLE             79380             4500
                                                       91     2700     SH         OTHER                              2700
United Parcel Service, Inc.       COM    911312106   1162    14750     SH         SOLE             14250              500
                                                       63      800     SH         OTHER                               800
Verizon Communications            COM    92343V104   1408    31680     SH         SOLE             30180             1500
                                                       62     1400     SH         OTHER                              1400
Vodafone Group  ADR               COM    92857T107   1127    40000     SH         SOLE             40000
                                                       59     2100     SH         OTHER                              2100
Deutsche Bank Capital Funding     PFD    25153Y206    689    28000     SH         SOLE             24000             4000
Pimco Commodity Real Return -            722005667    770   120000.000 SH         SOLE            120000.000
Pimco Total Return - I                                140    12383.305 SH         SOLE             12383.305
Vanguard Short-Term Inv. Grade                        183    17022.076 SH         SOLE             17022.076